Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 4,366,615	$ (388,180)	$ (747,525)	$ (690,886)
Changes in net assets and liabilities:
Loan to third parties	(8,119,391)
Depreciation	163,941	155,348	318,445	273,105
Disposal of inventory				20,102
Inventories	1,728,160		(217,535)	(313,201)
Prepaid taxes	676,958	(15,839)	(18,932)	131,434
Prepaid expenses and other assets	(12,867)		5,884	2,269
Advance to suppliers	51,004	(112,678)	(176,573)	(4,476)
Accounts payable	1,004,045	11,400	507	(3,572)
Advance from customers				4,345
Taxes payable	7,930,253	(695)	18,967	32,139
Accrued liabilities and other payable	(96,868)	208,677	255,465	75,207
Net cash provided by (used in) operating activities	7,691,850	(141,967)	(561,297)	(473,534)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,967)	(36,724)	(68,536)	(55,417)
Payment for construction in progress	(207,908)	(234,607)	(241,637)	(126,114)
Cash receipt from reverse merger			289,574
Net cash used in investing activities	(212,875)	(271,331)	(20,599)	(181,531)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution			7,751
Repayment of short-term bank loan		(463,666)	(465,058)	434,519
Repayment of short-term loan from third parties		(463,666)	(465,058)	434,519
(Repayment of) proceeds from loans from related parties	(776,804)	1,520,714	1,783,083	(277,403)
Net cash (used in) provided by financing activities	(776,804)	593,382	860,718	591,635
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(228,026)	445	508	917
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,474,145	180,529	279,330	(62,513)
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	285,568	6,238	6,238	68,751
CASH AND CASH EQUIVALENTS, ENDING BALANCE	6,759,713	186,767	285,568	6,238
SUPPLEMENTAL DISCLOSURES:
Income tax paid
Interest paid		$ 4,977	$ 4,973	$ 15,115